Business acquisitions	12 Months Ended
Dec. 31, 2023
Business Acquisitions [Abstract]
Business acquisitions	Business acquisition
Accounting policies
Business combinations are accounted for using the acquisition method. We measure goodwill at the acquisition date as the fair value of the consideration transferred less the fair value of the identifiable assets acquired and liabilities assumed. The determination of the fair value of the assets acquired and liabilities assumed requires management to use estimates that contain uncertainty and critical judgments. Transaction costs in connection with business combinations are expensed as incurred.
Valuation techniques utilized
We engaged a valuations expert to assist with the determination of estimated fair value for acquired working capital, property, plant and equipment, and timber licenses.
We applied the market comparison approach and cost approach in determining the fair value of acquired property, plant, and equipment. We considered market prices for similar assets when they were available, and depreciated replacement cost in other circumstances. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence. The key assumptions used in the estimation of depreciated replacement cost are the asset’s estimated replacement cost at the time of acquisition and estimated useful life.
The fair value of timber licenses acquired was determined by using a market comparison technique based on precedent transactions in Western Canada.
On November 17, 2023, we acquired 100 percent of the shares in Spray Lake Sawmills (1980) Ltd., which operates a lumber mill located in Cochrane, Alberta, and the associated timber licenses (“Spray Lake Acquisition”) for preliminary cash consideration of $102 million (CAD$140 million). This acquisition has been accounted for as an acquisition of a business in accordance with IFRS 3 Business Combinations. We have allocated the purchase price based on our preliminary estimated fair value of the assets acquired and the liabilities assumed as follows:

West Fraser purchase consideration:
Cash consideration[1]	$102

Fair value of net assets acquired:
Cash	$1
Accounts receivable	3
Inventories	24
Prepaid expenses	1
Income taxes receivable	1
Property, plant and equipment	58
Timber licenses	42
Payables and accrued liabilities	(8)
Other liabilities	(3)
Deferred income tax liabilities	(18)
$102
1.A net outflow comprising the cash consideration of $102 million net of cash acquired of $1 million is presented in the consolidated statements of cash flows.
Purchase consideration is preliminary as at December 31, 2023 and is subject to finalization of certain post-close working capital adjustments. Our valuation of property, plant and equipment and intangible assets remains preliminary as at December 31, 2023.
We have incorporated the mill into our Lumber segment. Acquisition costs were nominal and have been expensed in selling, general, and administration.
The following table represents the actual results of Spray Lake included in our consolidated statements of earnings (loss) from the date of acquisition to December 31, 2023.

($ millions)
Sales	$5
Operating loss[1]	$(2)
Loss[1]	$(1)
1.Operating loss and loss include a one-time charge of $2 million related to inventory purchase price accounting.
The following table represents the proforma results of operations for the year ended December 31, 2023 assuming the Spray Lake Acquisition occurred on January 1, 2023 and that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition occurred on January 1, 2023.

Proforma 2023 Results ($ millions)	West Fraser Actual Results[2] 2023	Spray Lake Proforma Results[1] Jan-23 to Nov-23	West Fraser Proforma Results[1,2] 2023
Sales	6,454	75	$6,529
Operating earnings (loss)	(284)	8	$(276)
Earnings (loss)	(167)	9	$(158)
1.These proforma results have been provided as required per IFRS 3 Business Combinations. West Fraser proforma 2023 results presents West Fraser’s results as if the Spray Lake Acquisition were completed on January 1, 2023.
2.Operating earnings (loss) and earnings (loss) include a one-time charge of $2 million